Employee Benefits and Private Pension Plan - Post-employment benefit expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Employee benefit expense	R$ 17,521	R$ 20,944	R$ 15,585
Health and dental care plan [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	11,182	14,660	15,265
Indemnification of FGTS [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	4,909	4,766	4,409
Seniority bonus [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	286	563	(4,886)
Life insurance [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	R$ 1,144	R$ 955	R$ 797